As filed with the Securities and Exchange Commission on August 3, 2012

File Nos. 333-92935 and 811-09729

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 754	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 754	☒

(Check appropriate box or boxes)

iShares Trust

(Exact Name of Registrant as Specified in Charter)

c/o State Street Bank and Trust Company

200 Clarendon Street

Boston, MA 02116

(Address of Principal Executive Office)(Zip Code)

Registrant’s Telephone Number, including Area Code: (415) 670-2000

The Corporation Trust Company

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With Copies to:

MARGERY K. NEALE, ESQ. WILLKIE FARR & GALLAGHER LLP 787 SEVENTH AVENUE NEW YORK, NY 10019-6099	BENJAMIN J. HASKIN, ESQ. WILLKIE FARR & GALLAGHER LLP 1875 K STREET, N.W. WASHINGTON, D.C. 20006-1238	EDWARD BAER, ESQ. BLACKROCK FUND ADVISORS 400 HOWARD STREET SAN FRANCISCO, CA 94105

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)
☒	On August 10, 2012, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2)

If appropriate, check the following box:

☒	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 754 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the Securities Act of 1933, as amended (the “1933 Act”), solely for the purpose of delaying, until August 10, 2012, the effectiveness of the registration statement for the iShares Human Rights Index Fund (the “Fund”), filed in Post-Effective Amendment No. 716 on March 5, 2012, pursuant to paragraph (a) of Rule 485 of the 1933 Act.

The effectiveness of the Registration Statement of the Fund was previously delayed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act as follows:

PEA No.	Date Filed	Automatic Effective Date
736	May 18, 2012	June 15, 2012
741	June 14, 2012	July 13, 2012
747	July 12, 2012	August 3, 2012

This Post-Effective Amendment No. 754 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 716.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 754 to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of San Francisco and the State of California on the 3rd day of August, 2012.

iSHARES TRUST

By:
Michael Latham*
President and Trustee

Date: August 3, 2012

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 754 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

By:
Michael Latham*
President and Trustee

Date: August 3, 2012

John E. Martinez*
Trustee

Date: August 3, 2012

George G.C. Parker*
Trustee

Date: August 3, 2012

Cecilia H. Herbert*
Trustee

Date: August 3, 2012

Charles A. Hurty*
Trustee

Date: August 3, 2012

John E. Kerrigan*
Trustee

Date: August 3, 2012

Robert H. Silver*
Trustee

Date: August 3, 2012

Robert S. Kapito*
Trustee

Date: August 3, 2012

Madhav V. Rajan*
Trustee

Date: August 3, 2012

/s/ Jack Gee
Jack Gee
Treasurer

Date: August 3, 2012

*By:	/s/ Jack Gee
Jack Gee
Attorney-in-fact

Date: August 3, 2012

*	Powers of Attorney, each dated December 6, 2011, for Michael Latham, Charles A. Hurty, Cecilia H. Herbert, John E. Kerrigan, Robert H. Silver, George G.C. Parker, John E. Martinez, Madhav V. Rajan and Robert S. Kapito are incorporated herein by reference to Post-Effective Amendment No. 717, filed March 8, 2012.